NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BNY Mellon Core Plus Bond Fund	NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Neuberger Berman Multi Cap Opportunities
NVIT BNY Mellon Dynamic U.S. Equity Income	Fund)
Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund (formerly,
NVIT Calvert Equity Fund (formerly, NVIT BNY	NVIT Short Term Bond Fund)
Mellon Sustainable U.S. Equity Fund)	NVIT Mid Cap Index Fund
NVIT Columbia Overseas Value Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Emerging Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Federated High Income Bond Fund	NVIT NS Partners International Focused Growth
NVIT Government Bond Fund	Fund (formerly, NVIT AllianzGI International
NVIT Government Money Market Fund	Growth Fund)
NVIT International Equity Fund	NVIT Real Estate Fund
NVIT International Index Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Innovators Fund

Supplement dated December 7, 2023
to the Statement of Additional Information dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

NVIT J.P. Morgan MozaicSM Multi-Asset Fund

On December 6, 2023, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended), considered and unanimously approved a proposal to liquidate the NVIT J.P. Morgan MozaicSM Multi-Asset Fund (the “Fund”), a series of the Trust.  The Fund will be liquidated pursuant to a Board-approved Plan of Liquidation and Dissolution (the “Plan”) on or about April 12, 2024.  The Board’s decision to liquidate the Fund, and implementation of the Plan, are subject to the approval of the Fund’s shareholders.  In the near future, shareholders of the Fund will receive a proxy statement that contains more information about the Plan.

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